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                       SECURITIES AND EXCHANGE COMMISSION
                                   FORM 13F-E


Report for the Calendar Year or Quarter Ended:    09/30/95


Institutional Investment Manager:

JONES & BABSON, INC.
2440 PERSHING ROAD, G-15
KANSAS CITY                                       MO            64108


I represent that I am authorized to submit this form and that all information in this form and the attachments to it is true, correct and complete and I understand that all required items, statements and schedules are integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

I am signing this report as required by the Securities Exchange Act of 1934.


				 File No. 28-1184
FORM 13F

INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
EXCHANGE ACT OF 1934 AND RULES THEREUNDER

Securities and Exchange Commission
Washington, D.C. 20549

Report for the Calendar Quarter ended September 30, 1995
If Amended Report check here:  __________

Name of Institutional Investment Manager:
	SCOUT STOCK FUND, INC.

Business Address:
	2440 Pershing Road, Kansas City, Missouri 64108

Name, Phone No., and Title of Person Duly Authorized to Submit this Report:
	Michael A. Brummel, (816) 471-5200, Vice President

ATTENTION:      Intentional misstatements or omissions of facts constitute
Federal Criminal Violations.  See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).

The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete to the best of their knowledge. It is understood that all required items, statements and schedules are considered integral parts of this form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

Pursuant to the requirements of Securities Exchange Act of 1934, the
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undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Kansas City and the State of Missouri on the 10th day of October, 1995.

	SCOUT STOCK FUND, INC.
	(Name of Institutional Investment Manager)


	(Manual Signature of Person Duly Authorized to Submit This Report)

Name and 13F file numbers of All Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report) (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

		Name:   13F File No.:
	1.      Jones & Babson, Inc.              28-151
	2.      UMB Bank, n.a.    28-492 and
				  28-533


Name, Title and Telephone Number of Person Submitting Report:

    MICHAEL A BRUMMEL              VICE PRESIDENT               816-471-5200 X160


Signature, Place and Date of Signing:

/s/ MICHAEL A BRUMMEL              KANSAS CITY                  MO    10/10/95


























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                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT            -----VOTING AUTHORITY-----
NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (x$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-      SOLE   SHARED    NONE

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